Schedule of other financial assets - non-current (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Other Financial Assets Non-current
Fixed deposits	$ 597,310
Loans to related parties other than subsidiaries	112,982
Other financial assets - non-current	$ 710,292